John Hancock Trust
Supplement dated October 27, 2008 to the Statements of Additional Information dated May 1, 2008 and
September 30, 2008.

On September 26, 2008, the Board of Trustees approved the appointment of Grace K. Fey, Steven M. Roberts and Theron S. Hoffman as Trustees.

Under the section “Those Responsible for Management,” in the table under the heading “Independent Trustees,” the following information has been added as follows:

Number of
John Hancock
	Position(s)	Principal Occupation(s) and	Funds
Name, Address	Held with	other Directorships During Past 5	Overseen by
And Year of Birth	Fund	Years	Trustee

Theron S. Hoffman	Trustee	Trustee of John Hancock Trust and John	212
(1947)	(since	Hancock Funds II (since September 2008);
	2008)	Chief Executive Officer, T. Hoffman
Associates, LLC (2003–Present); Director,
The Todd Organization (2003–Present);
President, Westport Resources
Management (2006–2008); Partner/
Operating Head & Senior Managing
Director, Putnam Investments (2000–
2003).

Steven M. Roberts	Trustee	Trustee of John Hancock Trust and John	212
(1944)	(since	Hancock Funds II (since September 2008);
	2008)	Deputy Director, Board of Governors of the
Federal Reserve System (2005–2008);
Principal, KPMG (1987–2004).

Under the section “Those Responsible for Management,” in the table under the heading “Interested Trustee,” the following information has been added as follows:

Number of
John Hancock
	Position(s)	Principal Occupation(s) and	Funds
Name, Address	Held with	other Directorships During Past 5	Overseen by
And Year of Birth	Fund	Years	Trustee

Grace K. Fey (4)	Trustee	Trustee of John Hancock Trust and John	212
(1946)	(since	Hancock Funds II (since September 2008);
	2008)	Chief Executive Officer, Grace Fey
Advisors (2007–Present); Director &
Executive Vice President, Frontier Capital
Management Company (1988–2007).

(4) Ms. Fey is an interested person as defined by the 1940 Act due to a deferred compensation arrangement with her former employer, Frontier Capital Management Company, which is a sub-adviser of certain funds of John Hancock Funds II and John Hancock Trust.